Trade and other receivables (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Financial assets at fair value through profit or loss
Trade receivables from related parties containing provisional pricing features			$ 9,052	$ 2,551	$ 8,861	$ 6,718
Financial assets at amortized cost
Other receivables	$ 1		1	141	167	1,351
Non-financial instruments
Indirect tax receivable	1,647		3,179	3,606	2,481	1,648
Total other receivables	$ 1,648		$ 3,180	$ 3,747	$ 2,648	$ 2,999
Average credit period of credit sales	0 days	16 days	16 days	3 days	9 days